Current and long-term debt - AVIC lease financing (Details)	1 Months Ended				12 Months Ended
	Sep. 30, 2022 vessel	Feb. 28, 2022 USD ($)	Dec. 31, 2020 USD ($) vessel	Jul. 31, 2018 USD ($) tanker	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Feb. 29, 2020 vessel
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 1,436,224,000	$ 2,541,678,000
Principal repayments on IFRS 16 lease liabilities					79,502,000	56,729,000	$ 77,913,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings					1,948,592,000	3,145,623,000
AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 145,000,000
Sale leaseback transaction, term				8 years
Number of vessels, purchase option exercised | vessel	4
Net debt to capitalization ratio			0.70
Consolidated tangible net worth			$ 650,000,000
Minimum ratio for fair value of vessels			110.00%
AVIC Lease Financing | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 77,769,000	$ 106,405,000
AVIC Lease Financing | STI Fontvieille | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Principal repayments on IFRS 16 lease liabilities		$ 17,200,000
AVIC Lease Financing | Top of range
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period				8 years
AVIC Lease Financing | Bottom of range
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period				2 years
AVIC Lease Financing | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis				3.70%
Vessels | MR | AVIC Lease Financing | STI Ville, STI Fontvieille and STI Brooklyn
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker				3
Borrowings				$ 24,000,000
Periodic payment per vessel				$ 500,000
Vessels | LR2 | AVIC Lease Financing | STI Rose and STI Rambla
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker				2
Borrowings				$ 36,500,000
Periodic payment per vessel				$ 800,000
Installation of scrubbers | AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 4,600,000				$ 4,600,000
Sale leaseback transaction, term			3 years
Periodic payment per vessel			$ 400,000
Lesser of the purchase and installation of scrubbers, percentage								80.00%
Appreciated value of the vessel percentage								80.00%
Periodic borrowing payment amount			$ 0.0420
Installation of scrubbers | Vessels | AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel			3			3	3
Installation of scrubbers | Vessels | MR | AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel								2
Installation of scrubbers | Vessels | MR | AVIC Lease Financing | STI Brooklyn
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel								1
Installation of scrubbers | Vessels | LR2 | AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel								2
Installation of scrubbers | Vessels | LR2 | AVIC Lease Financing | STI Rose and STI Rambla
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel								2